Business Combination and Goodwill - Summary Of Movement Of Goodwill (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Business Combinations [Abstract]
Addition during the year	¥ 40,218
Balance as of December 31,	¥ 40,218